Financial result, net (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finance income
Results from financial assets and others		$ 739,148	$ 136,715	$ 164,615
Yield and interest		405,562	386,001	293,506
Gain on sale of equity instruments		13,236	47,129	72,339
Resources from Santiago de las Atalayas (1)	[1]	0	688,664	0
Other finance income		1,410	53,234	91,464
Finance income		1,159,356	1,311,743	621,924
Finance expenses
Interest (2)	[2]	(2,385,994)	(2,765,024)	(1,768,618)
Financial cost of other liabilities (3)	[3]	(753,047)	(580,491)	(627,827)
Results from financial assets		(481,308)	(48,997)	(167,869)
Other financial expenses		(40,252)	(69,028)	(154,100)
Finance costs		(3,660,601)	(3,463,540)	(2,718,414)
Foreign exchange gain (loss), net (4)		5,514	976,430	(5,566,614)
Financial result, net		$ (2,495,731)	$ (1,175,367)	$ (7,663,104)

[1]	Corresponds to the recovery of the provision “Comuneros – Santiago de las Atalayas”. Its balance consisted mainly from the valuation and financial gains generated while the cash that was subject to the reserve (see Note 23.3 for more information).
[2]	As of December 31, 2017, borrowing costs for the financing of developing natural resources and property, plant and equipment of COP$191,651 (2016 - COP$341,209 and 2015 - COP$744,426) were capitalized.
[3]	Includes the financial expense of the asset retirement obligation and the liabilities for post-employment benefits.